NATURE OF OPERATIONS AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	NATURE OF OPERATIONS AND BASIS OF PREPARATION

Catalyst Paper Corporation, together with its subsidiaries and partnership (collectively, the “company”) is a specialty mechanical printing papers and newsprint producer in North America. As of January 1, 2015, the company changed its operating segments to reflect its new reporting structure and expanded product range resulting from the acquisition of the Biron and Rumford mills on January 7, 2015 (see note 5, Purchase of U.S. Paper Mills). The company’s operating segments, formerly categorized as specialty printing papers, newsprint and pulp, have been expanded to four categories:

Coated paper	–	Manufacture and sale of coated free sheet, coated groundwood and one-sided specialty coated paper.

Uncoated paper	–	Manufacture and sale of uncoated mechanical and directory printing papers

Newsprint	–	Manufacture and sale of newsprint

Pulp	–	Manufacture and sale of long-fibre Northern Bleached Softwood Kraft (NBSK)

The business segments of the company are strategic business units that offer different products. They are managed separately because each business requires different technology, capital expenditures, labour expertise and marketing strategies. Each segment is a significant component of the company’s sales and operating earnings. In 2015, the company owned and operated five manufacturing facilities, three in the province of British Columbia (B.C.), Canada, one in Rumford, Maine, U.S. and one in Biron, Wisconsin, U.S. Inter-segment sales consist of pulp transfers at market prices. The primary market for the company’s paper products is North America. The primary markets for the company’s pulp products are Asia and Australasia.